CONCENTRATIONS OF RISK (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 SGD ($)
Concentration Risk [Line Items]
Cash compensation, SDIC amount	$ 74,651			$ 100,000
Bank and cash balances	1,900
Credit risk	$ 1,900
Revenue Benchmark [Member] | Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.40%	15.60%	12.10%
Accounts Payable [Member] | Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.40%	23.50%	17.00%